Shareholder Fees {- Fidelity® Series Corporate Bond Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity Series Corporate Bond Fund PRO-06 | Fidelity® Series Corporate Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none